Consolidated Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Deficit) [Member]	Total
Balance at Dec. 31, 2016	$ 2,000		$ 10,104	$ 11,104
Balance, shares at Dec. 31, 2016	20,000,000
Common shares returned as part of change in control	$ (1,950)			(1,950)
Common shares returned as part of change in control, shares	(19,500,000)
Common shares issued as part of change in control	$ 1,250			1,250
Common shares issued as part of change in control, shares	12,500,000
Net income (loss)			19,081	19,081
Balance at Dec. 31, 2017	$ 1,300		29,185	30,485
Balance, shares at Dec. 31, 2017	13,000,000
Common shares sold	$ 34	77,966		78,000
Common shares sold, shares	340,000
Common shares issued in connection with the acquisition of subsidiary
Common shares issued in connection with the acquisition of subsidiary, shares	200
Net income (loss)			(52,919)	(52,919)
Balance at Dec. 31, 2018	$ 1,334	$ 77,966	$ (23,734)	$ 55,566
Balance, shares at Dec. 31, 2018	13,340,200